Subsequent Events (Details) - USD ($)			3 Months Ended	12 Months Ended
	Feb. 24, 2022	Jan. 06, 2022	Mar. 28, 2022	Dec. 31, 2021	Mar. 15, 2019
Subsequent Events (Details) [Line Items]
Average price per share (in Dollars per share)				$ 0.22
1,000 BTC purchased		$ 43,237
Loan bears interest rate					10.00%
Events After Reporting Period [Member]
Subsequent Events (Details) [Line Items]
Company issued common shares (in Shares)			6,445,709
Gross proceeds			$ 25,606,000
Average price per share (in Dollars per share)			$ 3.97
Company received net proceeds			$ 24,813,000
Paying commissions amount			$ 793,000
Equipment financing agreement amount	$ 32,000,000
Loan bears interest rate	14.50%
Loan bears period	2 years
Repaid average monthly payments	$ 1,537,000